Taxes (Details 3) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Profit from continuing operations at tax rate applicable in the respective countries	$ (13,080)	$ 3,442	$ (26,437)
Permanent differences:
Share of profit of associates and joint ventures	(155)	(2,155)	2,189
Unrecognized tax loss carryforwards	4,649	(3,872)	(2,055)
Inflation adjustment permanent difference	15,637	5,774	4,088
Tax rate differential	0	(24,902)	6,115
Non-taxable profit, non-deductible expenses and others	(328)	(131)	4,360
Fiscal transparency	0	(275)	372
Tax inflation adjustment	(9,493)	(13,421)	(5,137)
Income tax from continuing operations	$ (2,770)	$ (35,540)	$ (16,505)